AXS Dynamic Opportunity Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 75.7%
	ADVERTISING — 1.2%
8,637	Trade Desk, Inc. - Class A*	$621,518
	AEROSPACE/DEFENSE — 1.2%
3,000	L3Harris Technologies, Inc.	631,860
	APPAREL — 0.9%
18,000	On Holding A.G. - Class A*	485,460
	AUTO MANUFACTURERS — 0.5%
2,500	PACCAR, Inc.	244,125
	AUTO PARTS & EQUIPMENT — 1.3%
6,000	Autoliv, Inc.	661,140
	BEVERAGES — 1.0%
9,500	Celsius Holdings, Inc.*	517,940
	COMMERCIAL SERVICES — 2.1%
8,500	GXO Logistics, Inc.*	519,860
1,000	United Rentals, Inc.	573,420
		1,093,280
	COMPUTERS — 2.2%
5,900	Apple, Inc.	1,135,927
	COSMETICS/PERSONAL CARE — 1.0%
3,500	elf Beauty, Inc.*	505,190
	DIVERSIFIED FINANCIAL SERVICES — 5.2%
10,000	Apollo Global Management, Inc.	931,900
10,000	FTAI Aviation Ltd.	464,000
2,000	Visa, Inc. - Class A	520,700
30,000	XP, Inc.	782,100
		2,698,700
	ELECTRONICS — 0.8%
6,500	Camtek Ltd.*	450,970
	ENGINEERING & CONSTRUCTION — 3.1%
3,500	Comfort Systems USA, Inc.	719,845
4,200	EMCOR Group, Inc.	904,806
		1,624,651
	ENTERTAINMENT — 3.0%
22,000	DraftKings, Inc. - Class A*	775,500

AXS Dynamic Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENTERTAINMENT (Continued)
9,500	Light & Wonder, Inc.*	$780,045
		1,555,545
	HOME BUILDERS — 1.2%
6,000	Toll Brothers, Inc.	616,740
	INTERNET — 15.9%
10,000	Alphabet, Inc. - Class A*	1,396,900
11,000	Amazon.com, Inc.*	1,671,340
300	Booking Holdings, Inc.*	1,064,166
170	MercadoLibre, Inc.*	267,162
5,600	Meta Platforms, Inc. - Class A*	1,982,176
1,450	Netflix, Inc.*	705,976
800	Palo Alto Networks, Inc.*	235,904
20,000	Yelp, Inc.*	946,800
		8,270,424
	LODGING — 0.8%
2,000	Marriott International, Inc. - Class A	451,020
	MACHINERY-CONSTRUCTION & MINING — 1.6%
17,000	Vertiv Holdings Co. - Class A	816,510
	MISCELLANEOUS MANUFACTURING — 3.0%
1,300	Parker-Hannifin Corp.	598,910
12,000	Textron, Inc.	965,040
		1,563,950
	OIL & GAS — 1.0%
14,500	Par Pacific Holdings, Inc.*	527,365
	PACKAGING & CONTAINERS — 1.5%
4,700	Packaging Corp. of America	765,677
	PHARMACEUTICALS — 3.0%
8,000	Amphastar Pharmaceuticals, Inc.*	494,800
10,200	Novo Nordisk A/S - ADR	1,055,190
		1,549,990
	RETAIL — 6.0%
11,000	Academy Sports & Outdoors, Inc.	726,000
700	Costco Wholesale Corp.	462,056
2,000	Lululemon Athletica, Inc.*	1,022,580
800	O'Reilly Automotive, Inc.*	760,064

AXS Dynamic Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
1,000	Ross Stores, Inc.	$138,390
		3,109,090
	SEMICONDUCTORS — 7.8%
7,800	Advanced Micro Devices, Inc.*	1,149,798
4,300	NVIDIA Corp.	2,129,446
7,800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	811,200
		4,090,444
	SOFTWARE — 7.4%
10,000	Dropbox, Inc. - Class A*	294,800
2,000	Duolingo, Inc.*	453,700
2,300	Microsoft Corp.	864,892
2,600	MongoDB, Inc.*	1,063,010
10,000	Samsara, Inc. - Class A*	333,800
1,200	ServiceNow, Inc.*	847,788
		3,857,990
	TELECOMMUNICATIONS — 1.6%
3,500	Arista Networks, Inc.*	824,285
	TRANSPORTATION — 1.4%
3,000	FedEx Corp.	758,910
	TOTAL COMMON STOCKS
	(Cost $32,524,663)	39,428,701

Principal Amount
	U.S. TREASURY BILLS — 5.7%
$3,000,000	United States Treasury Bill 0.000%, 3/14/2024	2,968,899
	TOTAL U.S. TREASURY BILLS
	(Cost $2,968,002)	2,968,899

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 1.0%
	PUT OPTIONS — 1.0%
150	Advanced Micro Devices, Inc. Exercise Price: $145.00, Notional Amount: $2,175,000, Expiration Date: February 16, 2024*	114,750
150	Amazon.com, Inc. Exercise Price: $152.50, Notional Amount: $2,287,500, Expiration Date: January 19, 2024*	50,100

AXS Dynamic Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
70	Arista Networks, Inc. Exercise Price: $232.50, Notional Amount: $1,627,500, Expiration Date: January 19, 2024*	$30,100
20	Costco Wholesale Corp. Exercise Price: $660.00, Notional Amount: $1,320,000, Expiration Date: January 19, 2024*	18,100
200	Invesco QQQ Trust Series 1 Exercise Price: $404.78, Notional Amount: $8,095,600, Expiration Date: February 16, 2024*	129,600
100	L3Harris Technologies, Inc. Exercise Price: $200.00, Notional Amount: $2,000,000, Expiration Date: February 16, 2024*	26,000
40	Lululemon Athletica, Inc. Exercise Price: $500.00, Notional Amount: $2,000,000, Expiration Date: January 19, 2024*	33,000
150	Nutanix, Inc. Exercise Price: $45.00, Notional Amount: $675,000, Expiration Date: January 19, 2024*	6,000
25	ServiceNow, Inc. Exercise Price: $680.00, Notional Amount: $1,700,000, Expiration Date: January 19, 2024*	13,875
120	Toll Brothers, Inc. Exercise Price: $105.00, Notional Amount: $1,260,000, Expiration Date: January 19, 2024*	45,600
20	United Rentals, Inc. Exercise Price: $560.00, Notional Amount: $1,120,000, Expiration Date: January 19, 2024*	19,720
200	Vertiv Holdings Co. Exercise Price: $47.50, Notional Amount: $950,000, Expiration Date: January 19, 2024*	29,000
	TOTAL PUT OPTIONS
	(Cost $708,122)	515,845
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $708,122)	515,845

Number of Shares
SHORT-TERM INVESTMENTS — 14.7%
6,280,212	Fidelity Investments Money Market Government Portfolio - Class I, 5.17%[1]	6,280,212

AXS Dynamic Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
1,401,889	Goldman Sachs Financial Square Government Fund, 4.92%[1]	$1,401,889
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,682,101)	7,682,101
	TOTAL INVESTMENTS — 97.1%
	(Cost $43,882,888)	50,595,546
	Other Assets in Excess of Liabilities — 2.9%	1,505,236
	TOTAL NET ASSETS — 100.0%	$52,100,782

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	CALL OPTIONS — (0.1)%
(3)	Booking Holdings, Inc. Exercise Price: $3,550.00, Notional Amount: $(1,065,000), Expiration Date: January 26, 2024	(25,500)
(65)	Camtek Ltd. Exercise Price: $70.00, Notional Amount: $(455,000), Expiration Date: January 19, 2024	(18,850)
	TOTAL CALL OPTIONS
	(Proceeds $43,646)	(44,350)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $43,646)	$(44,350)

ADR – American Depository Receipt

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.